ACQUISITION OF BUSINESS (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of detailed information about business combination [abstract]
Preliminary allocation of the fair value determined for the assets and liabilities arising from the acquisition
The preliminary allocation of the fair values determined for the assets and liabilities arising from the acquisition is as follows:

Fair value of acquired assets and liabilities:

Property, plant and equipment and Intangible assets	1,573,946
Inventories	400,047
Cash and cash equivalents	278,162
Trade receivables	63,710
Other receivables	705,058
Deferred tax assets	13,686
Provisions	(799,938)
Trade payables	(219,604)
Other assets and liabilities, net	(124,078)
Net assets acquired	1,890,989